Intangible assets, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Intangible assets
Intangible assets, gross	$ 52,302,731	$ 48,552,546	$ 35,504,559
Less: accumulated amortization	(36,970,335)	(28,136,085)	(19,738,351)
Courseware development in progress			3,528,532
Intangible assets, net	15,332,396	20,416,461	19,294,740
Impaired or pledged intangible assets	0	0	0
Additions to intangible assets	2,043,862	7,773,051	8,728,734
Disposals to intangible assets	0	0	0
Amortization expenses	7,771,842	6,651,329	6,309,065
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023	6,333,619	7,462,511
2024	3,749,795	5,723,772
2025	2,911,762	3,227,672
2026	2,048,788	2,418,091
Thereafter	288,432	1,584,415
Total	15,332,396	20,416,461	19,294,740
Software
Intangible assets
Intangible assets, gross	6,073,217	5,867,028	5,441,560
Courseware
Intangible assets
Intangible assets, gross	32,954,121	31,835,306	25,998,130
Copyrights
Intangible assets
Intangible assets, gross	$ 13,275,393	$ 10,850,212	$ 4,064,869